Shareholder Fees {- Fidelity Government Income Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Government Bond Funds Combo PRO-08 | Fidelity Government Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none